Long-term debt (Details 2) (EUR €)	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2007
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	€ 600,000,000		€ 600,000,000		€ 600,000,000
5.75 percent Eurobond [Member]
Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps
Principal amount	600,000,000		600,000,000
Fair value interest rate swaps	95,618,000	[1]	74,835,000	[1]
Carrying amount	€ 695,618,000		€ 674,835,000

[1]	The fair value of the interest rate swaps excludes accrued interest.